BUSINESS ACQUISITION (Details)	Mar. 31, 2022 USD ($)
Business Combination and Asset Acquisition [Abstract]
Trade accounts receivable, net	$ 676,977
Inventories	456,008
Other current assets	82,125
Patents	48,153
Total Assets Acquired	1,373,506
Accounts payable	214,742
Accrued compensation and other	302,961
Total Liabilities Assumed	1,344,382
Net assets acquired	29,124
Goodwill	$ 8,136,546